Stock Based Compensation (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock Based Compensation
Number of shares, Beginning balance	1,860,000	3,407,500
Number of shares, Grants		200,000
Number of shares, Expirations	(175,000)	(1,031,144)
Number of shares, Exercised		(716,356)
Number of shares, Ending balance	1,555,000	1,860,000	3,407,500
Options exercisable, Ending balance	1,530,000	1,860,000
Weighted Average Exercise Price, Beginning balance	$ 2.9	$ 2.65
Weighted Average Exercise Price, Grants	2.6	4.4
Weighted Average Exercise Price, Expirations		3.2
Weighted Average Exercise Price, Exercised	0.95	1.75
Weighted Average Exercise Price, Ending balance	3.3	2.9	$ 2.65
Weighted Average Exercise Price exercisable, Ending balance	$ 3.3	$ 2.9
Weighted Average Remaining Contractual Life (years), Beginning balance	1 year 9 months		1 year 5 months 19 days
Weighted Average Remaining Contractual Life (years), Ending balance	1 year 4 months 9 days	1 year 9 months
Weighted Average Remaining Contractual Life exercisable, Ending balance	1 year 4 months 2 days	1 year 9 months
Aggregate Intrinsic Value, Beginning balance	$ 12,500		$ 6,970,750
Aggregate Intrinsic Value, Ending balance	1,062,500	$ 12,500
Options exercisable, Ending balance, Intrinsic value	$ 1,034,750	$ 12,500